SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	3 Months Ended	12 Months Ended	228 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Estimated useful lives of assets		5 years
Estimated useful life of patents		20 years
Date of incorporation	Jan. 01, 1997
Entity former incorporation name	Third-Order Nanotechnologies, Inc., formerly PSI-Tec Holdings, Inc., formerly Eastern Idaho Internet Service, Inc.
Jurisdiction of incorporation	Nevada
Date of corporate name change		Mar. 10, 2008	Mar. 10, 2008
Disposal of assets description		The Company was engaged in the business of marketing internet services until June 30, 1998, at which time the principal assets of the business were sold and operations were discontinued.
Date of acquisition			Jul. 14, 2004
Fair value method for acquisition transaction
the share exchange is considered to be a capital transaction in substance rather than a business combination. That is, the share exchange is equivalent to the issuance of stock by PSI-TEC Holdings, Inc. for the net monetary assets of PSI-TEC, accompanied by a recapitalization, and is accounted for as a change of capital structure. Accordingly, the accounting for the share exchange was identical to that resulting from a reverse acquisition, except no goodwill was recorded. Under reverse takeover accounting, the post-reverse acquisition comparative historical financial statements of the legal acquirer, PSI-TEC Holdings, Inc.

Name of acquired entity		PSI-TEC Holdings, Inc.
Common shares issued by entity in acquisition transaction			15,600,000
Common shares exchanged			2,206,280
Date of merger			Oct. 20, 2006